Equity instruments (Tables)	12 Months Ended
Dec. 31, 2021
Equity Instruments
The breakdown, by classification and type, of the balances of “Equity instruments” is as follows

The breakdown, by classification and type, of the balances of “Equity instruments” is as follows:

Thousand of reais	2021	2020	2019

Classification:
Financial assets measured at fair value through profit or loss held for trading	2,020,610	1,818,276	2,029,470
Non-trading financial assets mandatorily measured at fair value through profit or loss	477,707	438,912	171,453
Financial assets measured at fair value through other comprehensive income	29,187	72,173	157,306
Total	2,527,504	2,329,361	2,358,229

Type:
Shares of Brazilian companies	1,869,824	1,953,128	665,027
Shares of foreign companies	48,825	13,617	-
Investment funds (1)	608,855	362,616	1,693,202
Total	2,527,504	2,329,361	2,358,229
(1)	Composed mainly by investment on fixed income, public and private securities.

Equity instruments - Financial assets measured at fair value through profit or loss held for trading

The changes in the balance of “Equity instruments – Financial assets measured at fair value through profit or loss held for trading” were as follows:

Thousand of reais	2021	2020	2019

Balance at beginning of year	1,818,276	2,029,470	766,333
Net additions (disposals) / adjustments	202,334	(211,194)	1,263,137
Balance at end of year	2,020,610	1,818,276	2,029,470

Equity instruments - Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss

The changes in the balance of “Equity instruments – Non-Trading Financial Assets Mandatorily Measured at Fair Value Through Profit or Loss” were as follows:

Thousand of reais	2021	2020	2019

Balance at beginning of year	438,912	171,453	298,297
Net additions (disposals) / adjustments	38,795	267,459	(126,844)
Balance at end of year	477,707	438,912	171,453

Equity instruments - Financial Assets Measured At Fair Value Through Other Comprehensive Income

The changes in the balance of “Equity instruments – Financial Assets Measured at Fair Value Through Other Comprehensive Income” were as follows:

Thousand of reais	2021	2020	2019

Balance at beginning of year	72,173	157,306	40,986
Net additions (disposals) / adjustments	(42,986)	(85,133)	116,320
Balance at end of year	29,187	72,173	157,306